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                                                 May 3, 2024

VIA ELECTRONIC TRANSMISSION


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses (for Pioneer Bond VCT Portfolio, Pioneer Equity Income VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Fund
VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Pioneer Select Mid Cap Growth VCT Portfolio and Pioneer Strategic Income VCT Portfolio) and statement of additional information relating to the offering of the Trust's Class I and Class II shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective
Amendment No. 73 to the Trust's registration statement on Form N-1A filed with the Commission on April 25 2024 (Accession No. 0001193125-24-113290).

     If you have any questions  about this  certification,  please contact me at
(617) 422-4388.

                                               Very truly yours,


                                                /s/ Daniel J. Hynes
						-------------------------
    						    Daniel J. Hynes
    						    Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.




Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820